[GRAPHIC OMITTED]

The Herzfeld
Caribbean Basin
Fund, Inc.

Semi-Annual Report
December 31, 1998

================================================================================

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
PO Box 161465
Miami, FL  33116
(305) 271-1900

INVESTMENT ADVISOR
HERZFELD / CUBA
a division of Thomas J. Herzfeld Advisors, Inc.
PO Box 161465
Miami, FL  33116
(305) 271-1900

TRANSFER AGENT & REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA  02116
(617) 443-6870

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 5th Floor
Boston, MA  02116

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA  19103

INDEPENDENT ACCOUNTANTS
Kaufman, Rossin & Co.
2699 South Bayshore Drive
Miami, FL  33133

--------------------------------------------------------------------------------
The Herzfeld Caribbean Basin Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests in issuers that are likely, in the Advisor's view, to benefit from economic, political, structural and technological developments in the countries in the Caribbean Basin, which consist of Cuba, Jamaica, Trinidad and Tobago, the Bahamas, the Dominican Republic, Barbados, Aruba, Haiti, the Netherlands Antilles, the Commonwealth of Puerto Rico, Mexico, Honduras, Guatemala, Belize, Costa Rica, Panama, Colombia and Venezuela. The Fund invests at least 65% of its total assets in a broad range of securities of issuers including U.S.-based companies, which engage in substantial trade with and derive substantial revenue from operations in the Caribbean Basin Countries.
--------------------------------------------------------------------------------

                         Listed: NASDAQ SmallCap Market
                                  Symbol: CUBA

LETTER TO SHAREHOLDERS
================================================================================

[PHOTO]
Thomas J. Herzfeld
Chairman and President

February 16, 1999

Dear Fellow Shareholder:

For the six months ended December 31, 1998, declining markets throughout the Latin American and Caribbean region led to negative returns for The Herzfeld Caribbean Basin Fund, Inc. Fortunately, many of our holdings fared much better than the foreign markets we were invested in and our net asset value declined by only 6.42% (unaudited, adjusted for reinvestment of year-end capital gains distribution). Compared to other closed-end funds invested in Latin America, we actually turned in a strong performance. For example, the Latin American regional funds listed on the New York Stock Exchange lost approximately one quarter of their net asset values during the same period.

I believe we are coming closer to the end of the 37 year Cuban embargo. In the meantime, we will endeavor to continue to make investments throughout the Caribbean region, especially in companies which we believe will benefit from resumed trade with Cuba. So far that investment strategy has been working well for us. Indeed, just today the Fund received the 1998 Lipper Performance Achievement Awards for being the number one performer among closed-end Latin American Funds for the past 1 and 5 year periods; and the number one performer among Latin America Equity Funds for the past 2 and 5 year periods.

The only significant portfolio change since December 31, 1998, was a switch out of three Mexican ADRs: Telefonos de Mexico, Coca Cola Femsa S.A. and Grupo Televisa S.A., into three Mexican closed-end funds: The Mexico Fund, Inc., The Emerging Mexico Fund, Inc. and The Mexico Equity and Income Fund, Inc. We made the switch to take advantage of wide discounts to net asset value of the closed-end funds and, at the same time, to keep our investment in Mexico.

================================================================================

The following tables present our largest investments and geographic allocations as of December 31, 1998.

          ------------------------------------------------------------
          Geographic Allocation                        % of Net Assets
          ------------------------------------------------------------
          USA                                                   49.36%
          ------------------------------------------------------------
          Mexico                                                23.47%
          ------------------------------------------------------------
          Panama                                                10.63%
          ------------------------------------------------------------
          Belize                                                 4.92%
          ------------------------------------------------------------
          Cayman Islands                                         4.40%
          ------------------------------------------------------------
          Puerto Rico                                            4.11%
          ------------------------------------------------------------
          Latin American Regional                                3.53%
          ------------------------------------------------------------
          Venezuela                                              2.13%
          ------------------------------------------------------------
          Dominican Republic                                     1.52%
          ------------------------------------------------------------
          Netherlands Antilles                                   1.28%
          ------------------------------------------------------------
          Colombia                                               1.23%
          ------------------------------------------------------------
          Costa Rica                                             0.81%
          ------------------------------------------------------------
          Virgin Islands                                         0.76%
          ------------------------------------------------------------
          Cuba                                                   0.00%
          ------------------------------------------------------------


          ------------------------------------------------------------
          Largest Portfolio Positions                  % of Net Assets
          ------------------------------------------------------------
          Florida East Coast Industries Inc.                    24.17%
          ------------------------------------------------------------
          PanAmerican Beverage Inc. Cl. A                        8.16%
          ------------------------------------------------------------
          Royal Caribbean Cruises Ltd.                           7.94%
          ------------------------------------------------------------
          Telefonos de Mexico ADR                                5.00%
          ------------------------------------------------------------
          Carnival Corp.                                         4.93%
          ------------------------------------------------------------
          BHI Corp.                                              4.92%
          ------------------------------------------------------------
          Coca Cola Femsa S.A                                    4.35%
          ------------------------------------------------------------
          Grupo Televisa S.A. GDR                                4.34%
          ------------------------------------------------------------
          Seaboard Corporation                                   4.33%
          ------------------------------------------------------------
          Empresas la Moderna S.A. ADR                           2.85%
          ------------------------------------------------------------

As always, I would like to thank the members of the Board of Directors for their hard work and guidance. I also would like to thank my fellow shareholders for their continued support and suggestions.

                                        Sincerely,

                                        /s/ Thomas J. Herzfeld

                                        Thomas J. Herzfeld
                                        Chairman of the Board and President

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1998 (unaudited)
================================================================================

Shares or Principal Amount      Description                             Value
--------------------------      -----------                             -----

Common stocks - 108.15% of net assets

Banking and finance - 10.32%
     8,000      Bancolombia S.A.                                    $    37,500
     3,500      Banco Ganadero S.A.                                      70,656
    13,000      Banco Latinoamericano de Exportaciones                  216,125
    14,008      BHI Corp.                                               430,746
     6,000      Doral Financial                                         132,750
    26,000      Grupo Financiero Serfin SA ADR                           16,250

Communications - 13.25%
     3,000      Able Telecom Holdings*                                   17,250
     2,400      Atlantic Tele-Network*                                   21,750
     2,000      Cellular Communications of Puerto Rico                   37,000
     3,000      Corecomm, Inc.*                                          47,250
    16,000      Grupo Radio Centro S.A. ADR                              86,000
    15,400      Grupo Televisa S.A. GDR                                 380,188
     9,000      Telefonos de Mexico ADR                                 438,188
    19,000      Tricom SA, ADR*                                         133,000

Conglomerates - 0.02%
       200      Grupo Imsa S.A.                                           2,088

Construction and related - 6.42%
    12,000      Bufete Industrial S.A. ADR                               48,750
     1,936      Ceramica Carabobo Cl. A ADR                               1,715
    13,000      Empresas ICA Sociedad Controladora ADR                   58,500
     8,000      Florida Rock Industries, Inc.                           248,000
     4,300      Mastec, Inc.                                             90,300
     3,300      Puerto Rican Cement Co.                                 115,294

Consumer products and related manufacturing - 21.99%
   800,000      Atlas Electricas S.A.                                    70,867
    28,800      Coca Cola Femsa S.A.                                    381,600
    10,500      Empresas La Moderna S.A. ADR                            249,375
     6,400      Grupo Casa Autrey S.A. ADR                               43,600
    42,218      Mavesa S.A. ADR                                         158,318
    32,800      PanAmerican Beverage Inc. Cl. A                         715,450
    13,000      Vitro Sociedad Anonima ADR                               59,313
    14,850      Watsco Incorporated                                     248,738

                            See accompanying notes.
----------
*Non-income producing

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1998 (unaudited)
================================================================================

Shares or Principal Amount      Description                             Value
--------------------------      -----------                             -----
Investment companies - 5.69%
     1,000      The Emerging Mexico Fund, Inc.                      $     5,812
    10,000      The Latin American Discovery Fund, Inc.                  61,875
    15,000      The Latin America Equity Fund, Inc.                     107,812
     6,100      The Latin America Investment Fund, Inc.                  49,943
    16,000      Latin America Smaller Companies Fund, Inc.               90,000
     3,000      The Mexico Equity and Income Fund, Inc.                  15,562
    15,000      The Mexico Fund, Inc.                                   167,812

Leisure - 12.87%
     9,000      Carnival Corp.                                          432,000
    18,800      Royal Caribbean Cruises Ltd.                            695,600

Medical - 1.28%
     8,000      Orthofix International N.V.*                            112,000

Railroad and landholdings - 24.17%
    60,200      Florida East Coast Industries Inc.                    2,118,287

Retail - 0.51%
    20,000      Little Switzerland Inc.*                                 45,000

Utilities - 4.41%
    12,000      Caribbean Utilities Ltd. Cl. A                          136,800
    35,600      Consolidated Water Co.                                  249,200

Other - 7.22%
    33,000      Consorcio G Grupo Dina ADR                               49,500
    19,000      Hvide Marine, Inc.                                       95,000
     2,414      Mantex S.A.I.C.A.                                        22,451
    12,500      Margo Caribe, Inc.*                                      28,125
       900      Seaboard Corporation                                    379,800
       833      Siderurgica Venezolana Sivensa ADR                        3,770
        76      Siderurgica Venezolana Sivensa "B"                          283
    10,000      Transportacion Maritima Mexicana ADR                     53,750
                                                                    -----------

Total common stocks (cost $8,799,628)                                 9,476,943

Bonds - 0% of net assets

  $165,000      Republic of Cuba - 4.5%, 1977 - in default
                (cost $63,038) (Note 2)*                                     --

Other assets less liabilities - (8.15%) of net assets                  (714,222)
                                                                    -----------

Net assets - 100%                                                   $ 8,762,721
                                                                    -----------

                            See accompanying notes.
----------
*Non-income producing

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1998 (unaudited)
================================================================================

ASSETS

   Investment in securities, at value (cost $8,799,628) (Note 2)    $ 9,476,943
   Cash and equivalents                                                 506,080
   Dividends and interest receivable                                     18,863
   Deferred organizational costs, net of accumulated
      amortization of $94,345                                             8,753
   Other assets                                                          50,088
                                                                    -----------
   TOTAL ASSETS                                                      10,060,727

LIABILITIES

   Dividends payable                                 $ 1,189,443
   Accrued investment advisor fee (Note 3)                33,781
   Other payables and accrued expenses                    74,782
                                                     -----------
   TOTAL LIABILITIES                                                  1,298,006
                                                                    -----------
NET ASSETS (Equivalent to $5.22 per share
   based on 1,677,636 shares outstanding)                           $ 8,762,721
                                                                    ===========
Net assets consist of the following:
   Common stock, $.001 par value; 100,000,000
      shares authorized; 1,677,636 shares issued
      and outstanding                                               $     1,678
   Additional paid-in capital                                         8,362,502
   Undistributed net investment loss                                   (267,155)
   Undistributed net realized gain on investments                       (11,619)
   Net unrealized gain on investments                                   677,315
                                                                    -----------
         TOTAL                                                      $ 8,762,721
                                                                    ===========

                            See accompanying notes.

STATEMENT OF OPERATIONS SIX MONTHS ENDED DECEMBER 31, 1998 (unaudited)
================================================================================

INVESTMENT INCOME
   Dividends                                                          $  54,301
   Interest                                                               6,151
                                                                      ---------
      Total income                                                       60,452

EXPENSES
   Investment advisor fee (Note 3)                       $  85,138
   Insurance                                                 8,634
   Custodian fees                                           27,910
   Professional fees                                        18,834
   Amortization                                              8,753
   Transfer agent                                            8,750
   Directors fees                                            3,923
   Printing                                                  3,350
   Postage                                                   5,223
   Proxy services                                            1,260
   Listing fees                                              2,012
   Miscellaneous                                             9,248
                                                         ---------
      Total expenses                                                    183,035
                                                                      ---------
      INVESTMENT LOSS - NET                                            (122,583)

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS
   Net realized loss on investments                        (70,751)
   Change in unrealized gain on investments               (638,997)
                                                         ---------

      NET LOSS ON INVESTMENTS                                          (709,748)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $(832,331)
                                                                      =========

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                 Six Months
                                                                   Ended
                                                                  12/31/98       Year Ended
                                                                (unaudited)        6/30/98
                                                               ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
      Investment (loss) - net                                  ($   122,583)    ($    16,324)
      Net realized gain (loss) on investments                       (70,751)       1,902,656
      Change in unrealized gain on investments                     (638,997)        (992,602)
                                                               ------------     ------------
      Net increase (decrease) in net assets from operations        (832,331)         893,730

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income - net                                               --               --
   Realized gians - short-term                                           --               --
   Realized gains - mid-term                                        (93,948)          (8,484)
   Realized gains - long-term                                    (1,095,497)        (728,837)
                                                               ------------     ------------
      Total distributions                                        (1,189,445)        (737,321)
                                                               ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        ($ 2,021,776)    $    156,409

NET ASSETS:

   Beginning of Year                                           $ 10,784,497     $ 10,628,088
                                                               ------------     ------------

   End of Year                                                 $  8,762,721     $ 10,784,497
                                                               ============     ============

                            See accompanying notes.

FINANCIAL HIGHLIGHTS
================================================================================

                                            Six Months Ended                          Year Ended June 30
                                                 12/31/98      ----------------------------------------------------------------
                                               (unaudited)       1998          1997          1996          1995          1994
                                                 --------      --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period          $   6.43      $   6.34      $   5.32      $   4.82      $   4.98      $  5.001
   Operations:
      Net investment income (loss)                  (0.08)        (0.01)        (0.04)        (0.03)         0.02            --
      Net realized and unrealized
         gain (loss) on investments                 (0.42)         0.54          1.14          0.53         (0.13)        (0.02)
                                                 --------      --------      --------      --------      --------      --------
         Total from (to) operations                 (0.50)         0.53          1.10          0.50         (0.11)        (0.02)
                                                 --------      --------      --------      --------      --------      --------

   Distributions:
      From net investment income and
         short-term realized gains                     --            --            --            --         (0.05)           --
      From net long-term realized gains             (0.71)        (0.44)        (0.08)           --            --            --
                                                 --------      --------      --------      --------      --------      --------
      Total distributions                           (0.71)        (0.44)        (0.08)           --         (0.05)           --
                                                 --------      --------      --------      --------      --------      --------
      Net asset value, end of period                 5.22      $   6.43      $   6.34      $   5.32      $   4.82      $   4.98
                                                 --------      --------      --------      --------      --------      --------
      Per share market value, end of period      $   4.38      $   6.00      $   5.25      $   5.38      $   5.25      $   6.25
                                                 --------      --------      --------      --------      --------      --------
      Total investment return (loss) based on
         market value per share                   (29.83%)3      23.54%        (0.90%)        2.48%       (15.17%)       40.38%2
                                                 --------      --------      --------      --------      --------      --------
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)          $  8,763      $ 10,784      $ 10,628      $  8,927      $  8,085      $  8,349
                                                 --------      --------      --------      --------      --------      --------
   Ratio of expenses to average net assets          3.91%3        3.21%         3.01%         3.32%         3.51%         2.80%3
                                                 --------      --------      --------      --------      --------      --------
   Ratio of investment income (loss) -
      net to average net assets                    (2.62%)3      (0.14%)       (0.78%)       (0.62%)        0.36%         0.18%3
                                                 --------      --------      --------      --------      --------      --------
   Portfolio turnover rate                            30%           40%           23%           26%            6%           64%
                                                 --------      --------      --------      --------      --------      --------

----------
1    Represents sales proceeds per share
2 Total investment return is annualized based on a December 31, 1993 starting date and a purchase at the initial offering price of $5.20 per share
3 This ratio has been annualized; however, the percentage shown is not necessarily indicative of results for a full year.

                            See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Related Matters
--------------------------------

The Herzfeld Caribbean Basin Fund, Inc. (the Fund) is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on March 10, 1992, and registered under the Investment Company Act of 1940. The Fund commenced investment activities in January, 1994.

The Fund's investment objective is to obtain long-term capital appreciation. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.-based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin Country or (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin Country. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

The Fund's custodian and transfer agent is Investors Bank & Trust Company.

Security Valuation
------------------

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

Income Recognition
------------------

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Deposits with Financial Institutions
------------------------------------

The fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

Use of Estimates in Preparation of Finanical Statements
-------------------------------------------------------

The preparation of financial statements in conformity with generally accepted accounting principales requires management to make estimates and assumptions that affect the reported amounts of assets and liabiilties and disclosure of contingent assets andliabilities at the date of the financial statemetns and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

Income Taxes
------------

The Fund qualifies as a "regulated investment company," and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended), is not subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

The Fund has adopted a June 30 year-end for federal income tax purposes.

Distributions to Shareholders
-----------------------------

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Deferred Organizational and Offering Costs
------------------------------------------

Deferred organizational costs are amortized on a straight-line basis over a sixty-month period beginning May 1, 1994. Direct costs relating to the public offering of the Fund's shares (see Note 5) totaling $96,484 were borne by the Fund's advisor (see Note 3). The Fund reimbursed its advisor for $24,000 of such costs (which it charged to additional paid-in capital), and $72,484 was waived.

NOTE 2.  NON-MARKETABLE SECURITES OWNED

Investments in securities includes the following securities for which readily ascertainable market values were not available:

$165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds are listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995. As of December 31, 1998 the position was valued at -0-by the Board of Directors, which believes approximates the bonds' fair value.

NOTE 3. TRANSACTIONS WITH AFFILIATES

HERZFELD / CUBA, a division of Thomas J. Herzfeld Advisors, Inc. (the Advisor), is the Fund's investment advisor and charges a monthly fee at the annual rate of 1.45% of the Fund's average monthly net assets.

During the six months ended December 31, 1998, the Fund paid $17,444 of brokerage commissions to Thomas J. Herzfeld & Co., Inc.

================================================================================

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than government securities, were $4,082,178 and $2,555,936, respectively. Purchases and sales of government securities were $0 and $975,740, respectively.

At December 31, 1998, the Fund's investment portfolio had gross unrealized gains of $2,060,906 and gross unrealized losses of $1,383,591, resulting in a net unrealized gain of $677,315.

NOTE 5. READINESS FOR THE YEAR 2000

The Fund is actively assessing how the Year 2000 computer issue may affect its operations and financial condition. The Fund's investment advisor has represented to the Fund that its internal computers will function properly in the year 2000. The Fund's custodian and transfer agent, Investors Bank and Trust Company, has reported that it has completed compliance testing of its flagship applications, significantly completed compliance testing on all other applications, and started integration testing of critical applications. In addition, Investors Bank has indicated that it is developing Y2K contingency plans for its mission critical services and products. Based on the information received, management of the Fund does not anticipate that the transition to the 21st Century will have any material impact on the Fund's operations; however, management of the Fund will continue to monitor the situation. In addition, however, no assurance can be given that the Fund's service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 problem.

RESULTS OF NOVEMBER 4, 1998 SHAREHOLDER MEETING
================================================================================

An annual meeting of shareholders of the fund was held on November 4, 1998. At the meeting, each of the nominees for Director was elected as follows:

                              Votes for       Votes withheld

Kenneth A.B. Trippe           1,350,300           45,073
Ann S. Lieff                  1,334,199           61,174

A proposal to ratify the selection of Kaufman, Rossin & Co. as independent accountants for the fund was approved as follows: 1,365,760 votes for and 7,497 votes against with 22,116 abstentions.

OFFICERS AND DIRECTORS
================================================================================

THOMAS J. HERZFELD
   Chairman of the Board, President
   and Portfolio Manager

CECILIA L. GONDOR-MORALES
   Secretary, Treasurer and Director

BERGTHOR F. ENDRESEN
   Director

ANN S. LIEFF
   Director

KENNETH A.B. TRIPPE
   Director

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
P.O. Box 161465
Miami, FL  33116